BORROWED MONEY	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
BORROWED MONEY
BORROWED MONEY
Federal Home Loan Bank (FHLB) advances , as of December 31, 2017, were as follows:
Fixed-rate advances, with monthly interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2018	1.06%	$25,000
2022	1.11%	20,000
		45,000

Fixed-rate advances, with monthly principal and interest payments, principal due in:

Year	Current Weighted Average Rate	Principal due
2021	1.38%	153
		$45,153

The Company had a $25,000 revolving line of credit with a correspondent bank that was set to mature in July 2016. In May 2016, the Company renegotiated the loan agreement such that $15,000 was renewed as a revolving line of credit and $10,000 of the outstanding balance of the revolving line of credit was rolled into an amortizing note. As of December 31, 2016, the outstanding balances of the revolving line of credit and amortizing note were $9,000. In March 2017, the Company renegotiated the loan agreement such that the outstanding balance of the revolving line of credit and amortizing note was converted to a $25,000 unsecured revolving line of credit. The line of credit bears interest at the prime rate plus 0.50%, with quarterly interest payments, and matures in March 2018. Under the terms of the line of credit, the Company agreed not to pledge or grant a lien or security interest in the stock of the Bank or in any other assets without prior consent of the lender. As of December 31, 2017, the outstanding balance on the line of credit was $0. To be in compliance with the loan covenants, the Bank is required to maintain no less than a 10% total risk-based capital ratio, must maintain no less than $85,000 in tangible net worth, the ratio of non-performing assets to equity plus allowance for loan losses must not exceed 15%, the cash flow coverage must be greater than 1.25 times and the Company is limited to acquiring additional debt of no more than $500 without prior approval. The Company believes that it is in compliance with all loan covenants.